                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9060
                 ----------------------------------------------

                            HOLLAND SERIES FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 375 PARK AVENUE
                            NEW YORK, NEW YORK 10152
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                    Copy to:

            Michael Holland                  State Street Bank and Trust Company
        President and Treasurer                      Julie Tedesco, Esq.
       Holland Series Fund, Inc.               2 Avenue de Lafayette, 6th Floor
            375 Park Avenue                      Boston, Massachusetts 02111
       New York, New York 10152
                                                             and

                                                    Timothy Diggins, Esq.
                                                         Ropes & Gray
                                                   One International Place
                                                 Boston, Massachusetts 02110

Registrant's telephone number, including area code: (800) 304-6552

Date of fiscal year end: September 30th

Date of reporting period: September 30, 2007

ITEM 1:  SHAREHOLDER REPORT

                                   [PICTURE]

----------------------------

CONTENTS

Letter from the President..    2

Cumulative Performance.....    3

Management Discussion of
  Fund Performance and
  Notes to Performance.....    4

Statement of Net Assets....    6

Statement of Operations....    9

Statements of Changes in
  Net Assets...............   10

Financial Highlights.......   11

Notes to Financial
  Statements...............   12

Report of Independent
  Registered Public
  Accounting Firm..........   18

Unaudited Information......   19

Directors and Officers.....   24

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - LETTER FROM THE PRESIDENT

--------------------------------------------------------------------------------

September 30, 2007

--------------------------------------------------------------------------------

Dear Fellow Shareholders:

Our Fund's cumulative total return since inception (October 2, 1995 through September 30, 2007) is 120.68%. For the twelve months ended September 30, 2007, our Fund's total return is 11.33%.

We have continued to enjoy a more positive environment for our blue chip companies-both in their profit results and in the stock market. Furthermore, our investee companies' managements are acknowledging a continuing positive outlook as worldwide economic growth persists.


                                                              (M. HOLLAND PHOTO)

As our Fund's largest individual shareholder, I have been pleased by our Fund's performance during the recent challenging period.

With Bullish Regards,

/s/ Michael F. Holland
Michael F. Holland
President and Founder

Performance data quoted represents past performance. Past performance does not guarantee future results. All performance assumes reinvestment of dividends and capital gains. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling: 1-800-304-6552.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - CUMULATIVE PERFORMANCE

--------------------------------------------------------------------------------

September 30, 2007

--------------------------------------------------------------------------------


Set forth below are the cumulative total return figures for the periods indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poors 500 Index, 90 Day US Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. FUND ANNUAL OPERATING EXPENSES GROSS OF ADVISORY FEE WAIVERS AS OF OCTOBER 31, 2007 IS 1.66%.

                                  (LINE GRAPH)

                             INVESTMENT PERFORMANCE
                    For the Periods Ended September 30, 2007




                                                                                     Average    Total Return
                                                                                  Annualized      Cumulative
                                         Average       Average    Total Return         SINCE           SINCE
                                      Annualized    Annualized      Cumulative     INCEPTION       INCEPTION
Return over the period    One Year     Five Year      Ten Year        Ten Year     (10/2/95)       (10/2/95)
------------------------------------------------------------------------------------------------------------
HOLLAND BALANCED FUND
  (a)                       11.33%         8.67%         4.51%          55.50%         6.82%         120.68%
Lipper Balanced Fund
  Index (b)                 13.19%        11.76%         6.42%          86.32%         8.31%         160.64%
Standard & Poor's 500
  Index (b)                 14.29%        13.36%         4.89%          61.17%         8.33%         161.25%
90 Day US Treasury Bill
  (b)                        4.79%         2.85%         3.59%          42.27%         3.85%          57.45%

------------------------------------------------------------------------------------------------------------

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - MANAGEMENT DISCUSSION OF

                        FUND PERFORMANCE



--------------------------------------------------------------------------------

September 30, 2007

--------------------------------------------------------------------------------

Since inception (October 2, 1995 through September 30, 2007), our Fund's total return was 120.68% compared to 160.64% for the Lipper Balanced Fund Index, which is an unmanaged index. The performance of the Lipper Balanced Fund Index, which is not a broad-based securities index, includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses paid by the Fund. For the past twelve months ended September 30, 2007, our Fund's total return was 11.33% compared to 13.19% for the Lipper Index.

Our Fund's concentration in the equities of the largest and highest quality companies continued to be rewarded during the period. Our higher quality fixed income holdings (U.S. Treasury's) have begun to outperform some riskier portions of the bond market.

Our portfolio composition by sector, which is detailed below, was positively affected by our Energy exposure, as well as our Technology investments. We experienced positive results in our large capitalization holdings compared with small and medium sized companies, the first time that has occurred in several years.

Portfolio composition by sector
(AS A % OF TOTAL NET ASSETS) - UNAUDITED
--------------------------------------------------------------------------------

                                  (LINE GRAPH)

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - MANAGEMENT DISCUSSION OF

                        FUND PERFORMANCE (continued)



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOTES TO PERFORMANCE

--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment adviser. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund Index is an index whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The Standard & Poors 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The 90-Day U.S. Treasury Bill rate is the average return on three month U.S. Treasury Bills. The Standard & Poor's 500 Index is unmanaged and does not reflect the actual cost of investing in the instruments that comprise each index.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



September 30, 2007                               Shares        Value(+)
-----------------------------------------------------------------------
COMMON STOCKS-67.4%

COMPUTERS-3.4%
International Business Machines Corp.          12,800       $ 1,507,840
                                                            ----- -----

ELECTRONICS-9.9%
3M Co.                                         23,700         2,217,846
Intel Corp.                                    83,800         2,167,068
                                                            ----- -----
                                                              4,384,914
                                                            ----- -----
ENTERTAINMENT & LEISURE-4.7%
The Walt Disney Co.                            61,000         2,097,790
                                                            ----- -----

FINANCIAL-8.8%
American Express Co.                           35,000         2,077,950
Citigroup, Inc.                                22,500         1,050,075
JPMorgan Chase & Co.                           17,000           778,940
                                                            ----- -----
                                                              3,906,965
                                                            ----- -----
FOOD & BEVERAGES-4.7%
PepsiCo, Inc.                                  28,500         2,087,910
                                                            ----- -----

INSURANCE-2.9%
Berkshire Hathaway, Inc. Class A*                  11         1,303,610
                                                            ----- -----

OIL/GAS-10.2%
Exxon Mobil Corp.                              24,300         2,249,208
Schlumberger, Ltd.                             21,700         2,278,500
                                                            ----- -----
                                                              4,527,708
                                                            ----- -----
PHARMACEUTICALS-5.3%
Johnson & Johnson                              28,500         1,872,450
Pfizer, Inc.                                   20,000           488,600
                                                            ----- -----
                                                              2,361,050
                                                            ----- -----
PRODUCER GOODS-5.3%
General Electric Co.                           56,900         2,355,660
                                                            ----- -----

RETAIL-3.5%
Home Depot, Inc.                               21,000           681,240
Wal-Mart Stores, Inc.                          20,000           873,000
                                                            ----- -----
                                                              1,554,240
                                                            ----- -----
SOFTWARE-4.6%
Microsoft Corp.                                68,400         2,015,064
                                                            ----- -----

TELECOMMUNICATIONS-4.1%
Comcast Corp. Class A*                         75,000         1,813,500
                                                            ----- -----
     Total Common Stocks
       (Cost-$21,306,921)                                    29,916,251
                                                            ----- -----




--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)

--------------------------------------------------------------------------------


September 30, 2007                            Principal        Value(+)
-----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-28.3%

U.S. TREASURY NOTES-28.3%
United States Treasury Note, 5.000%
  due 2/15/11                                $4,000,000     $ 4,120,312
United States Treasury Note**, 3.500%
  due 1/15/11                                 8,078,535       8,430,711
                                                            ----- -----
     Total U.S. Government Securities
       (Cost-$12,165,830)                                    12,551,023
                                                            ----- -----

REPURCHASE AGREEMENT-4.2%
State Street Bank and Trust Co.
     Repurchase Agreement, 2.10% due
     10/01/07 in the amount of
     $1,858,325; issued 9/28/07
     (Collateralized by $1,840,000,
     FNMA, 6.00% due 5/15/08 with a
     market value of $1,897,748)
     (Cost $-1,858,000)                       1,858,000       1,858,000
                                                            ----- -----
     Total Investments-99.9%
     (Cost-$35,330,751)                                      44,325,274
                                                            ----- -----
OTHER ASSETS IN EXCESS OF
  LIABILITIES-0.1%                                               22,295
                                                            ----- -----
NET ASSETS-100%
Applicable to 2,550,004 outstanding
     $0.01 par value shares (authorized
     1,000,000,000)                                         $44,347,569
                                                            ===== =====
Net asset value, offering price and
     redemption price per share                             $     17.39
                                                            ===== =====




--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)

--------------------------------------------------------------------------------


September 30, 2007
----------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF SEPTEMBER 30, 2007
Capital stock at par value ($0.01)                   $    25,500
Capital stock in excess of par value                  34,230,455
Undistributed net investment income                      109,873
Net accumulated realized gain on investments in
  securities                                             987,218
Net unrealized appreciation on investments in
  securities                                           8,994,523
                                                     -----------
     Net Assets                                      $44,347,569
                                                     ===========



--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
* Non-income producing
** Treasury Inflation-Protection Security (TIPS)
+ See Note 2 to Financial Statements
FNMA-Federal National Mortgage Association

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


Year Ended September 30, 2007
----------------------------------------------------------------
INVESTMENT INCOME:
Interest                                              $  751,056
Dividends                                                538,776
Other income                                               5,085
                                                      ----------
     Total investment income                           1,294,917
                                                      ----------
EXPENSES:
Investment advisory fees (Note 3)                        342,238
Administration and custody fees (Note 4)                 144,266
Transfer agent fees                                       89,246
Audit fees                                                46,599
Shareholder reports                                       44,543
Directors' fees                                           31,337
Insurance fees                                            22,886
Registration fees                                         21,586
Legal fees                                                 8,306
Miscellaneous expenses                                     5,618
                                                      ----------
     Total operating expenses                            756,625
     Waiver of investment advisory fee (Note 3)          (72,150)
                                                      ----------
     Net Expenses                                        684,475
                                                      ----------
Net investment income                                    610,442
                                                      ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                       1,064,205
Net change in unrealized appreciation                  3,217,666
                                                      ----------
     Net realized and unrealized gain on investments   4,281,871
                                                      ----------
     Net increase in net assets resulting from
       operations                                     $4,892,313
                                                      ==========




--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                               Year Ended      Year Ended
                                            September 30,   September 30,
                                                     2007            2006
-------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS:
Net investment income                        $   610,442     $   748,349
Net realized gain                              1,064,205       2,892,473
Net change in unrealized appreciation on
  investments                                  3,217,666          28,331
                                             -----------     -----------
Increase in net assets from operations         4,892,313       3,669,153
                                             -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income                           (656,920)       (714,372)
Net realized gains                            (1,559,157)              -
CAPITAL SHARE TRANSACTIONS, NET (NOTE 9)      (4,919,276)     (6,818,113)
                                             -----------     -----------
Decrease in net assets                        (2,243,040)     (3,863,332)
                                             -----------     -----------

NET ASSETS:
     Beginning of year                        46,590,609      50,453,941
                                             -----------     -----------
     End of year                             $44,347,569     $46,590,609
                                             ===========     ===========

UNDISTRIBUTED NET INVESTMENT INCOME, END
  OF YEAR                                    $   109,873     $   156,350
                                             ===========     ===========




--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------


For a capital share              Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
outstanding                   September 30,   September 30,   September 30,   September 30,   September 30,
throughout each year                   2007            2006            2005            2004            2003
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning
  of year                        $ 16.38         $ 15.41         $ 15.04         $ 14.50         $ 12.78
                                 -------         -------         -------         -------         -------

INCREASE FROM INVESTMENT
  OPERATIONS:
Net investment income               0.23            0.25            0.29            0.21            0.17
Net realized and unrealized
  gain on investments               1.58            0.95            0.38            0.53            1.72
                                 -------         -------         -------         -------         -------
     Total income from
       operations                   1.81            1.20            0.67            0.74            1.89
                                 -------         -------         -------         -------         -------

LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
Net investment income              (0.24)          (0.23)          (0.30)          (0.20)          (0.17)
Net realized gain on
  investments                      (0.56)             --              --              --              --
                                 -------         -------         -------         -------         -------
Total dividends and
  distributions                    (0.80)          (0.23)          (0.30)          (0.20)          (0.17)
                                 -------         -------         -------         -------         -------
Net asset value, end of year     $ 17.39         $ 16.38         $ 15.41         $ 15.04         $ 14.50
                                 =======         =======         =======         =======         =======

TOTAL RETURN                       11.33%(a)        7.90%(a)        4.48%           5.12%          14.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000's)                        $44,348         $46,591         $50,454         $62,422         $60,928
Ratio of expenses to average
  net assets before fee
  waivers and reimbursement
  of other expenses                 1.66%           1.71%           1.45%           1.33%           1.46%
Ratio of expenses to average
  net assets after fee
  waivers and reimbursement
  of other expenses                 1.50%           1.50%           1.45%           1.33%           1.46%
Ratio of net investment
  income to average net
  assets after fee waivers
  and reimbursement of other
  expenses                          1.34%           1.57%           1.89%           1.42%           1.21%
Portfolio turnover                  1.22%           2.94%           7.60%           8.89%           9.92%



--------------------------------------------------------------------------------
See Acoompanying Notes to Financial Statements
(a) Total return would have been lower had certain expenses not been waived or reimbursed.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

September 30, 2007

--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments, less expenses. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for interest income due to the inflation are reflected in interest income in the Statement of Operations.

Indemnifications
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Income Tax
There is no provision for federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

September 30, 2007

--------------------------------------------------------------------------------




2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Directors of the Fund.

Dividends and Distributions to Shareholders
The Fund distributes dividends quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will typically be declared and paid in December, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the year ended September 30, 2007, the Investment Adviser waived $72,150 in advisory fees. The Investment Advisor is voluntarily waiving a portion of its fee. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

September 30, 2007

--------------------------------------------------------------------------------




3.  INVESTMENT ADVISORY AGREEMENT (continued)


As of September 30, 2007, Michael F. Holland and affiliates owned 108,010 shares (4.24% of the shares outstanding) of the Fund.

4.  ACCOUNTING, CUSTODY,
    ADMINISTRATION AND DISTRIBUTION AGREEMENTS

State Street Bank and Trust Company ("State Street"), pursuant to its Administration Agreement, provides or arranges for the provision of, certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and /or state laws and regulations. For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator is entitled to a minimum fee of $7,500 per month unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

Alps Distributors Inc. pursuant to a distribution agreement with the Fund provides distribution of the Fund's shares. The Investment Advisor bears the distribution cost.

5.  DIRECTORS' FEES

The Fund pays each Independent Director an annual fee, paid quarterly, of $3,000 plus $500 per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund does not provide any pension or retirement benefits to its Directors or officers.

6.  LIABILITIES

At September 30, 2007, the Fund had the following liabilities:

Payable for Capital Shares repurchased..........  $ 8,306
Investment Advisory fee payable.................   21,277
Directors fee payable...........................    4,846
Administration and custody fees payable.........   17,353
Other payable and accrued expenses..............   46,467
                                                  -------
  Total liabilities.............................   98,249
                                                  =======


Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

September 30, 2007

--------------------------------------------------------------------------------


7.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, for the year ended September 30, 2007 aggregated $529,810 and $5,039,314 respectively. Purchases and sales of U.S. Government Securities, for the year ended September 30, 2007 aggregated $0 and $1,208,077 respectively.

8.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

9.  CAPITAL SHARE TRANSACTIONS

As of September 30, 2007, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

-----------------------------------------------------------------------------
                                   Year Ended                Year Ended
                                     9/30/07                  9/30/06
-----------------------------------------------------------------------------
                               Shares        Amount     Shares         Amount
-----------------------------------------------------------------------------
Shares Sold                   116,494   $ 1,937,924    240,919   $  3,709,697
Shares Reinvested             114,317     1,906,912     39,458        612,233
                             --------   -----------   --------   ------------
                              230,811     3,844,836    280,377      4,321,930
Shares Redeemed              (525,014)   (8,764,112)  (710,431)   (11,140,043)
                             --------   -----------   --------   ------------
NET DECREASE                 (294,203)  $(4,919,276)  (430,054)  $ (6,818,113)
                             ========   ===========   ========   ============

-----------------------------------------------------------------------------

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

September 30, 2007

--------------------------------------------------------------------------------


10.  INCOME TAXES

The components of net unrealized appreciation/ (depreciation) of investments based on federal tax cost at September 30, 2007 for the Fund were as follows:

---------------------------------------------------------------------
                                                     Cost for Federal
 Appreciation    Depreciation    Net Appreciation        Tax Purposes
---------------------------------------------------------------------
  $9,560,332         $591,471          $8,968,861         $35,356,413



As of September 30, 2007 the components of distributable earnings on a tax basis were $109,873 for undistributed ordinary income and $1,012,881 of undistributed long term gain.

The tax character of distributions paid during the year ended September 30, 2007 was $656,919 for distributions paid for ordinary income and $1,559,158 for long term capital gains. The tax character of distributions paid during the year ended September 30, 2006 of $714,372 was for distributions paid from ordinary income.

11.  RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in it's semi-annual report on March 31, 2008. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance to its impact, if any, on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is the process of reviewing the Standard against its current valuation policies to determine future applicability.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

September 30, 2007

--------------------------------------------------------------------------------


12.  CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On February 7, 2007, Pricewaterhouse Coopers ("PwC") was replaced as independent registered public accounting firm of the Fund, and Briggs, Bunting and Dougherty, LLP was selected as the Fund's new registered public accounting firm. The Fund's selection of Briggs, Bunting and Dougherty, LLP as its registered public accounting firm was approved by the Fund's Audit Committee and by the Fund's Board of Directors.

PwC's reports on the Fund's financial statements for the fiscal years ended September 30, 2006 and 2005 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of PwC's replacement, there were no disagreements, between the Fund and PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF HOLLAND SERIES FUND, INC. AND THE SHAREHOLDERS OF HOLLAND BALANCED FUND

We have audited the accompanying statement of net assets of the Holland Balanced Fund, a series of share of Holland Series Fund, Inc., as of September 30, 2007, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2006 and the financial highlights for each of the four years through September 30, 2006 were audited by other auditors whose report dated November 6, 2006 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Holland Balanced Fund as of September 30, 2007, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                    BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
OCTOBER 30, 2007

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - UNAUDITED INFORMATION

--------------------------------------------------------------------------------

PROXY VOTING POLICIES

The Funds have filed with the Securities and Exchange Commission their proxy voting records for the 12-month period ending June 30, 2007 on Form N-PX, which must be filed each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-30-HOLLAND or on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commissions Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments will be made available with out charge, upon request, by calling 1-800-30-HOLLAND.

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

GENERAL BACKGROUND. On May 21, 2007, the Board of Directors, including all of the Independent Directors, approved renewal of the Fund's Advisory Agreement with Holland and Company LLC (the "Adviser") for an additional one-year term. During the course of each year, the Directors receive a wide variety of materials relating to the services provided by the Adviser, including reports on the Fund's investment results, portfolio composition, compliance with applicable regulations, portfolio trading practices, and shareholder services. In determining whether to renew the Advisory Agreement, the Board also reviewed additional information provided by the Adviser in accordance with Section 15(c) of the 1940 Act as amended.

The information below summarizes the Board's considerations and conclusions in connection with its approving the renewal of the Advisory Agreement. In considering the continuation of the Agreement, the Directors did not identify any particular information that was all-important or controlling and each Director attributed different weights to various factors. In considering these matters, the Directors were advised with respect to relevant legal standards by counsel to the Fund.

QUALITY OF SERVICES. In reviewing the services that the Adviser provides to the Fund, the Directors considered Michael Holland's extensive experience in the securities and investment management industries. They noted that Mr. Holland is the largest shareholder of the Fund. The Directors also noted that the Adviser does not provide asset management services to any other clients other than the Fund and thus devotes substantially all of its research and resources to managing the Fund.

In reviewing the quality of services provided to the Fund, the Directors reviewed the performance of the Fund compared with the returns of the S&P 500 Index, the Citigroup Treasury and Government 10+Year Sector Index, the Lipper Balanced Fund Index and the average returns of all funds in the balanced funds category of Lipper Inc. (the "Lipper Performance Universe") and of a group balanced funds

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - UNAUDITED INFORMATION (continued)

--------------------------------------------------------------------------------





APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (continued)


considered to be comparable to the Fund by Lipper Inc. (the "Lipper Performance Group"). The funds comprising the Lipper Performance Universe and the Lipper Performance Group had been selected by Lipper Inc. with no input from the Adviser. The Directors observed that the Fund's returns for the one- and three-year periods ended March 31, 2007 exceeded the return of the Citigroup Treasury and Government 10+ Year Sector Index while its returns for the one-, three- and five-year periods ended March 31, 2007 were less favorable than the returns of the other indices and the average returns of the universes and peer groups. However, the Directors noted that the Fund has historically been positioned for a market that favors large capitalization growth stocks, and considered that such stocks had performed poorly in the past six-years, a period of underperformance for the Fund. They observed that the Fund appeared unusual among balanced funds because the allocation of assets among asset categories (equity securities vs. investment grade fixed-income securities and money market instruments) is fixed under ordinary market conditions thereby limiting the Adviser's ability to take advantage of out-performance, or to avoid underperformance, in a particular asset category. They noted that such an approach might generally be expected to lead to periods of underperformance and that the Fund is intended as a long-term investment.

The Directors noted that, although there had been a number of redemptions in recent periods, the shareholder base appeared generally to be made up of people who desire Mr. Holland's expertise and judgment and are committed to the Fund's investment mandate.

ADVISORY FEES AND TOTAL EXPENSES. In reviewing the advisory fees borne by the Fund, the Directors reviewed information regarding the advisory fees of funds included in a group of balanced funds considered to be comparable to the Fund by Lipper Inc. (the "Lipper Expense Group"), and all funds in the retail no-load balanced fund category of Lipper Inc. (the "Lipper Expense Universe"). They noted that the Fund's advisory fees were greater than the average fees of the Lipper Expense Group and the Lipper Expense Universe and that the total expenses were greater than the average expense ratios of the other funds in the Lipper Expense Group and the Lipper Expense Universe.

The Directors observed that in the interest of limiting the expenses of the Fund, the Adviser had voluntarily capped the Fund's total expenses at 1.50% of the Fund's average daily net assets since the Fund's inception. Under the voluntary cap, the Adviser reimburses the Fund when the actual expenses of the Fund exceed this cap and thus, so long as the voluntary cap remains in place, the total expenses paid by the Fund's shareholders never exceed 1.5%. They noted that the Fund's total expense ratio, after expense limitation, was comparable to the total expense ratios of other similar funds.

PROFITABILITY AND ECONOMIES OF SCALE. The Directors considered information prepared by the Adviser with respect to the profitability of its relationship with the Fund, the extent to which economies of scale are realized by the Adviser in managing the Fund, and whether the Fund should implement advisory fee breakpoints to reflect any such economies of scale.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - UNAUDITED INFORMATION (continued)

--------------------------------------------------------------------------------





APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (continued)


The Directors discussed in detail the analysis presented regarding the Adviser's profitability. The Directors determined that the Adviser's profitability appeared reasonable.

The Directors observed that due to the Fund's small asset size and the fact that the Adviser only manages the Fund, the Fund has not to date realized appreciable economies of scale. They agreed generally with the Adviser's views that (i) while there is no uniformity or pattern in the fees and asset levels at which breakpoints occur, the first breakpoint is generally at an asset level higher than that of the Fund; (ii) it is unlikely that the Fund's assets will grow to a level at which economies of scale would be realized; and (iii) unlike the Adviser, a substantial number of the advisers of competing products manage assets across a variety of products and services, resulting in potential economies of scale to an adviser from non-mutual fund products. On that basis, the Directors determined not to require implementation of breakpoint at this time.

ANCILLARY BENEFITS AND OTHER FACTORS. The Directors also considered that the Adviser and its affiliates appear to receive no significant benefits other than investment advisory fees as a result of the Adviser's relationship with the Fund. The Directors observed that the Adviser had never entered into soft dollar, revenue sharing or directed brokerage arrangements.

CONCLUSIONS. After reviewing various materials and reports provided, the Directors concluded that (i) the Adviser and Mr. Holland were sufficiently experienced and qualified to provide investment advisory services for the Fund;
(ii) the Adviser is committed to the Fund, as evidenced by the fee cap and the fact that the Fund is the Adviser's sole client; (iii) Mr. Holland is committed to the Fund, as evidenced by his large ownership in the Fund; (iv) although the Fund's advisory fee is higher than that paid by many other comparable funds, the Fund's overall net expense ratio is generally comparable to those of other funds with similar investment objectives and similar asset sizes, and the investment limitation appeared adequate to maintain that comparability; (v) the Fund's performance appears unfavorable when compared to its relevant benchmarks and other funds with similar investment objectives and similar asset sizes reflecting, at least in part, the fact that the Fund's assets are concentrated in stocks have been out of favor in the marketplace, but the Directors noted that the performance of stock sectors is cyclical and that the Fund's investments may return to favor in the future; (vi) the profitability of the Adviser for providing services to the Fund appears reasonable; (vii) the Fund's expense ratios and performance are disclosed in the Fund's registration statement and/or reports to shareholders, allowing investors to make informed decisions about investment in the Fund; (viii) the Fund's small asset size limits the Fund's potential to generate economies of scale; (ix) the lack of breakpoints in the Fund's advisory fees is reasonable given the Fund's anticipated continued small asset size; and (x) although the Fund has experienced substantial redemptions, there remains a substantial core of investors who wish to remain with the Fund and the Adviser.

The Directors also noted generally that the Fund had been in existence for the substantial period of time, that investors in the Fund appear to appreciate the expertise and judgment Mr. Holland brings to the Fund from his long experience in the securities and investment management industries, and that, from their

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - UNAUDITED INFORMATION (continued)

--------------------------------------------------------------------------------





APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (continued)


apparent commitment to the Fund, shareholders appear satisfied with the level of fees charged by the Adviser to access Mr. Holland's expertise and judgment.

In light of the information presented to them and the other factors described above, the Directors concluded, in the exercise of their business judgment, that the fee paid by the Fund under the Advisory Agreement generally appeared reasonable and voted to approve the continuation of the Agreement for the coming year.

FEDERAL TAX INFORMATION

Certain tax information for the Fund is required to be provided to shareholders based on the Fund's income and distributions for the taxable year ended September 30, 2007. The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends, and capital gains distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

The Holland Balanced Fund designated 81.73% of ordinary income dividends as income qualifying for dividends received deduction for the fiscal year ended September 30, 2007.

Under Section 854(b)(2) of the Internal Revenue Code, the Holland Balanced Fund designates $518,851 as qualified dividends received by the Fund and $1,559,158 for long term capital gains, for the fiscal year ended September 30, 2007.

SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended September 30, 2007.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid during the Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - UNAUDITED INFORMATION (continued)

--------------------------------------------------------------------------------






HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (continued)


figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


--------------------------------------------------------
       For the Six Months Ended September 30, 2007
--------------------------------------------------------

                               Value of a
                                   $1,000      Expenses*
                            Investment at    Paid During
Actual                      End of Period     the Period
--------------------------------------------------------
                                $1,089.56          $7.86




--------------------------------------------------------
       For the Six Months Ended September 30, 2007
--------------------------------------------------------

Hypothetical                   Value of a
(assuming a 5%                     $1,000      Expenses*
return before               Investment at    Paid During
expenses)                   End of Period     the Period
--------------------------------------------------------
                                $1,017.55          $7.59



* Expenses are equal to the Funds' annualized net expense ratio of 1.50% multiplied by the average account value over the period multiplied by 183/365 to reflect the one-half year period.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - DIRECTORS AND OFFICERS (UNAUDITED)

--------------------------------------------------------------------------------


                                                                           NUMBER OF
                                                                           PORTFOLIOS IN  OTHER
NAME,        POSITION(S)       TERM OF OFFICE                              FUND COMPLEX   DIRECTORSHIPS
ADDRESS,     HELD WITH         AND LENGTH OF     PRINCIPAL OCCUPATION      OVERSEEN BY    HELD BY
AND AGE      FUND              TIME SERVED       DURING PAST FIVE YEARS    DIRECTOR       DIRECTOR
----------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR:
Michael F.   Director,         Term: Unlimited   Holland & Company         1              Chairman and
Holland      Chairman of the   Elected: 9/95     L.L.C., Chairman, 1995 -                 Trustee,
375 Park     Board, President                    present.                                 Scottish Widows
Avenue       and Treasurer                                                                Investment
New York,                                                                                 Partnership
NY 10152                                                                                  Trust; Trustee,
Age: 63                                                                                   State Street
                                                                                          Master Funds and
                                                                                          State Street
                                                                                          Institutional
                                                                                          Investment
                                                                                          Trust; and
                                                                                          Director, The
                                                                                          China Fund,
                                                                                          Inc., The Taiwan
                                                                                          Fund, Inc. and
                                                                                          Reaves Utility
                                                                                          Income Fund.
INDEPENDENT DIRECTORS:
Sheldon S.   Director          Term: Unlimited   Union Bancaire Privee     1              Director,
Gordon                         Elected: 9/95     International Holdings,                  Ametek, Inc. and
630 Fifth                                        Inc. (Financial                          Director,
Avenue                                           Services), Chairman,                     Gulfmark
Suite 2710                                       1996 - Present;                          Offshore, Inc.
New York,
NY 10111
Age: 71
Herbert S.   Director          Term: Unlimited   Chairman and Chief        1
Winokur,                       Elected: 9/95     Executive Officer,
Jr.                                              Capricorn Holdings, Inc.
Capricorn                                        (Investment Company),
Holdings,                                        Managing General
Inc.                                             Partner, Capricorn
30 East Elm                                      Investors, L.P.,
Street                                           Capricorn Investors II,
Greenwich,                                       L.P., Capricorn
CT 06830                                         Investors III, L.P.,
Age: 63                                          1987 - present.
Desmond G.   Director          Term: Unlimited   Chairman, North American  1              Chairman, U.S.
FitzGerald                     Elected: 9/95     Properties Group (Real                   Guaranteed
375 Park                                         Estate),                                 Finance Corp.;
Avenue                                           1987 - present.                          Advisory
New York,                                                                                 Director, Bank
NY 10152                                                                                  of New York;
Age: 63                                                                                   Director,
                                                                                          Hilliard Farber
                                                                                          & Co., Inc.; and
                                                                                          Trustee,
                                                                                          Williams Capital
                                                                                          Management
                                                                                          Trust.
Jeff C.      Director          Term: Unlimited   Chairman, Junction        1              None
Tarr                           Elected: 9/95     Advisors (Financial
Junction                                         Services), 1981 -
Advisors                                         present.
Apartment
25C
145 Central
Park West
New York,
NY 10023
Age: 63

OFFICERS:
Tana         Vice President    Term: Unlimited   Consultant to Holland &   --             Member of the
Tselepis     Chief Compliance  Elected Vice      Company, LLC, 1997 -                     Board of
375 Park     Officer           President: 5/02   1999.                                    Governors of
Avenue                         Elected Chief                                              Tufts-New
New York,                      Compliance                                                 England Medical
NY 10152                       Officer: 9/04                                              Center
Age: 72
Julie A.     Secretary         Term: Indefinite  Vice President and        --             --
Tedesco                        Elected: 5/02     Senior Counsel of State
One Federal                                      Street Bank and Trust
Street                                           Company (2000 -
Boston, MA                                       present).
02110

Age: 50



* Michael F. Holland is an interested person of the Fund because of his employment relationship with Holland & Company L.L.C., the Investment Adviser.

The Statement of Additional Information for the Fund includes additional information about the Fund's Directors and Officers and is available without charge, upon request, by calling 1-800-30-HOLLAND.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email    mike@thehollandfund.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
2 Lafayette Avenue
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Mutual Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, PA 19102

---------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email    mike@thehollandfund.com
Website  www.thehollandfund.com

This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.

ITEM 2. CODE OF ETHICS

(a) Holland Series Fund, Inc. (the "Fund") adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the "Code of Ethics") on November 6, 2003.

(c) There have been no amendments to the Fund's Code of Ethics since its adoption.

(d) There have been no waivers granted by the Fund to individuals covered by the Fund's Code of Ethics since its adoption.

(f) A copy of the Fund's Code of Ethics has been posted on www.hollandbalancedfund.com, the Fund's website.

ITEM 3. CODE OF ETHICS

(a)(1) The Board of Directors of the Fund has determined that the Fund has one Board member serving on the Fund's Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

   (2) Desmond G. FitzGerald is the Fund's audit committee financial expert. The Board also determined that Mr. Gordon was "independent" as that term is defined in the Sarbanes-Oxley Act of 2002.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The Fund changed independent registered public accounting firms for the fiscal year ended September 30, 2007.

      (a)   Audit Fees

            For the fiscal year ending September 30, 2007, the aggregate audit fees billed for professional services rendered by Briggs, Bunting & Dougherty ("Briggs, Bunting"), the Fund's principal accountant, for the audit of the Fund's annual financial statements and services normally provided by Briggs, Bunting in connection with the Fund's statutory and regulatory filings or engagement were $18,000.

            For the fiscal year ending September 30, 2006, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers ("PwC"), the Fund's principal accountant, for the audit of the Fund's annual financial statements and services normally provided by PwC in connection with the Fund's statutory and regulatory filings or engagement were $47,000.

      (b)   Audit-Related Fees

            For the fiscal year ending September 30, 2007, there were no fees for assurance and related services by Briggs, Bunting reasonably related to the performance of the audit of the Fund's financial statements that were not reported under (a) of this Item.

            For the fiscal year ending September 30, 2006, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Fund's financial statements that were not reported under (a) of this Item.

      (c)   Tax Fees

            For the fiscal year ending September 30, 2007, the aggregate tax fees billed for professional services rendered by Brigg, Bunting for tax compliance, tax advice, and tax planning were $2,500. Services included the review of income and excise tax returns for the Fund.

            For the fiscal year ending September 30, 2006, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $4,700. Services included the review of income and excise tax returns for the Fund.

      (d)   All Other Fees

            For the fiscal year ending September 30, 2007, there were no fees billed for professional services rendered by Briggs, Bunting for products and services provided by Briggs, Bunting, other than the services reported in (a) through (c).

            For the fiscal year ended September 30, 2007, there were no fees billed for professional services rendered by Briggs, Bunting for products and services provided by Briggs, Bunting to Holland & Company, L.L.C. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Fund that (i) relate directly to the operations and financial reporting of the Fund and (ii) were pre-approved by the Fund's audit committee.

            For the fiscal year ending September 30, 2006, there were no fees billed for professional services rendered by PwC for products and services provided by PwC, other than the services reported in (a) through (c).

            For the fiscal year ended September 30, 2006, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to Holland & Company, L.L.C. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Fund that (i) relate directly to the operations and financial reporting of the Fund and (ii) were pre-approved by the Fund's audit committee.

      (e)(1) Audit Committee Pre-Approval Policies and Procedures

            The Fund's Audit Committee Charter states the following with respect to pre-approval procedures:

                  Pre-Approval Requirements. Before the independent accountants are engaged by the Fund to render audit or non-audit services, either:

                        1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Fund. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

                                    or

                        2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

                  De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Fund other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Fund constitutes not more than 5 percent of the total amount of revenues paid by the Fund to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

                  Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Fund. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

                  Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Fund and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

     (e)(2) Percentages of Services

            None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period for time for which such was effective.

     (f)    Not applicable.

     (g)    Total Fees Paid By Adviser and Certain Affiliates

            For the fiscal year ending September 30, 2007, the aggregate non-audit fees billed by Briggs, Bunting for services rendered to the Fund and Holland & Company, L.L.C. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Fund were $0.

            For the fiscal year ending September 30, 2006, the aggregate non-audit fees billed by PwC for services rendered to the Fund and Holland & Company, L.L.C. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Fund were $0.

     (h)    Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no materials changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Michael Holland, the Fund's President and Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on his review, Mr. Holland determined that the Procedures adequately ensure that information required to be disclosed by the Fund in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(a)(3) Not applicable to the Registrant

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:   /s/ Michael F. Holland
      --------------------------------------------
      Michael Holland
      President and Treasurer of Holland Series Fund, Inc.

Date: December 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Michael F. Holland
      --------------------------------------------
      Michael Holland
      President and Treasurer of Holland Series Fund, Inc.

Date: December 10, 2007